Ancora Trust
Ancora Income Fund
Schedule of Investments
September 30, 2025 (Unaudited)

	Shares	Value
Bonds & Corporate Bond Trust Certificated - 10.06%

Trust Certificates - 1.57%
Citigroup, Inc., 7.125%, due 8/15/2029	236,000	243,802
Dominion Energy, Inc., 6.625%, due 2/15/2035	250,000	259,264
Wells Fargo & Co., 6.850%, due 09/15/2029	250,000	262,759
		765,825

Traditional Corporate Bonds - 8.49%	Principal Amount	Value
Citigroup, Inc., 7.625%, due 11/15/2028	750,000	787,539
Energy Transfer LP, 7.125%, due 5/15/2030	350,000	361,646
Fifth Third Bancorp, 7.99428%, due 9/30/2025	850,000	851,051
The Allstate Corp., 8.5066%, due 08/15/2053	350,000	349,971
The Bank of Nova Scotia, 8.625%, due 10/27/2027	500,000	531,306
The Goldman Sachs Group, Inc., 7.500%, due 02/10/2029	500,000	530,522
The Toronto Dominion Bank, 8.125%, due 10/31/2027	500,000	528,565
USB Float, 5.93751%, due 7/15/2025	250,000	207,465
		4,148,064

TOTAL BONDS & CORPORATE BOND TRUST CERTIFICATES (Cost $4,698,472)		4,913,889

Traditional Preferred Securities - 76.85%
Arbor Realty Trust, Inc., 6.375%, due 06/02/2026	35,000	650,650
American Financial Group, Inc., 5.125%, due 12/15/2059	15,000	307,350
American Financial Group, Inc., 5.625%, due 6/01/2060	20,000	442,000
American Financial Group, Inc., 4.500% Due 9/15/2060	25,000	471,500
Federal Agricultural Mortgage Corp., 5.750%, due 12/31/2099	25,000	563,225
Federal Agricultural Mortgage Corp., 5.250%, due 12/31/2099	41,700	861,522
AGNC Investment Corp., 6.875%, due 12/31/2099	23,000	575,690
AGNC Investment Corp., 6.125%, due 12/31/2099	20,000	507,200
Aspen Insurance Holdings Ltd., 5.625%, due 01/01/2027	18,000	383,040
Aspen Insurance Holdings Ltd., 5.625%, due 12/31/2099	39,829	853,535
Aspen Insurance Holdings Ltd., 7.000%, due 11/30/2029	23,123	582,931
Assurant, Inc., 5.250%, 01/15/2026	30,000	602,100
Apollo Global Management, Inc., 7.625%, due 09/15/2053	20,000	524,800
Associated Banc-Corp., 5.625%, due 12/31/2099	15,969	338,064
Athene Holding Ltd., 5.625%, due 12/31/2099	40,240	883,670
Athene Holding Ltd., 6.350%, due 6/30/2029	20,000	509,000
Athene Holding Ltd., 4.875%, due 12/31/2099	15,000	272,700
Athene Holding Ltd., 7.250%, due 3/30/2064	4,337	110,854
Atlanticus Holdings Corp., 6.125%, due 11/30/2026	30,100	755,510
Atlanticus Holdings Corp.,7.625%, 06/11/2026	10,000	245,562
Atlanticus Holdings Corp., 9.250%, due 1/31/2029	22,500	579,825
Axis Capital Holdings Ltd., 5.500%, due 12/31/2049	25,000	535,000
Brunswick Corp., 6.500%, Call @ 10/15/2048	35,000	880,600
Brunswick Corp., 6.375%, Due 4/15/2049	15,000	375,750
Brighthouse Financial, Inc., 5.375%, due 12/31/2099	10,000	135,300
Brookfield Infrastructure Partners LP, 5.125%, due 12/31/2099	10,000	176,400
Brookfield Infrastructure Finance ULC, 7.250%, due 5/31/2084	43,324	1,061,438
Carlyle Finance LLC., 4.625%, due 05/15/2061	60,000	1,078,800
Comerica, Inc., 6.875%, due 10/01/2030	30,850	778,346
Corebridge Financial, Inc., 6.375%, due 12/15/2064	15,000	368,250
Enterprise Financial Services Corp., 5.000%, due 12/15/2026	25,000	515,028
First Citizens Bancshares, Inc., 5.625%, due 01/04/2027	17,500	388,500
F&G Annuities & Life, Inc., 7.300%, due 1/15/2065	20,000	489,600
Globe Life, Inc., 4.250%, 06/15/2061	35,000	581,000
Global Net Lease, Inc., 6.875%, due 12/31/2099	25,000	582,250
Green Brick Partners, Inc., 5.750%, due 12/23/2026	22,500	533,475
Huntington Bancshares, Inc., 6.875%, due 04/15/2028	17,550	448,578
Summit Hotel Properties, Inc., 6.250%, due 12/31/2099	20,000	388,200
Jackson Financial Inc., 8.000%, due 03/30/2028	23,000	599,150
KeyCorp, 5.650%, due 12/31/2099	20,000	460,600
KeyCorp, 6.200%, due 12/15/2027	25,000	631,000
KKR & Co., Inc., 6.250%, Due 3/01/2025	7,500	392,625
Merchants Bancorp, 7.625%, due 1/01/2030	50,000	1,155,000
MFA Financial, Inc., 7.500%, due 12/31/2099	20,000	419,200
MFA Financial, Inc., 8.875%, due 2/15/2029	10,000	251,300
Affiliated Managers Group, Inc., 5.875%, due 03/30/2059	8,310	184,981
Affiliated Managers Group, Inc., 4.750%, due 09/30/2060	25,000	450,750
Affiliated Managers Group, 4.200%, 09/30/2061	7,190	115,615
Affiliated Managers Group, Inc. 6.750%, due 3/30/2029	26,000	634,400
Annaly Capital Management, Inc., 6.750%, due 12/31/2099	15,000	380,100
Brookfield Oaktree Holdings, LLC, 6.550%, due 12/31/2099	11,000	237,930
Oaktree Capital Group, 6.625% Perp.	20,000	439,200
OFS Credit Co., 6.125%, due 04/30/2026	18,009	449,505
Old National Bancorp, 7.000%, due 12/31/2099	39	981
PennyMac Mortgage Investment Trust, 6.750%, due 08/24/2026	23,000	437,000
Regions Financial Corp., 6.950%, due 9/15/2029	20,000	515,200
Rithm Capital Corp., 11.0197%, due 12/31/2099	16,227	412,490
Rithm Capital Corp., 7.000%, due 11/15/2026	15,000	368,400
Rithm Capital Corp., 8.750%, due 11/15/2030	40,000	994,400
RenaissanceRe Holding Ltd., 4.200%, 7/15/2026	30,000	502,500
Redwood Trust, Inc., 10.00%, Cumulative Perp Call 04/15/28@25.00	30,000	761,367
Redwood Trust, Inc., 9.000%, 09/01/2029	19,700	480,680
Redwood Trust, Inc., 9.125%, due 3/01/2030	10,000	244,380
Reinsurance Group of America, Inc., 7.125%, due 10/15/2027	10,000	258,500
Stifel Financial Corp., 4.500%, due 08/15/2026	30,000	560,400
Steel Partners Holding LP., 6.000%, due 02/07/2026	20,000	496,400
Synchrony Financial, 5.625%, due 12/31/2099	65,000	1,322,750
Synchrony Financials, 8.250%, due 5/15/2029	22,500	582,300
Texas Capital Bancshares, Inc., 5.750%, due 6/15/2026	51,055	1,090,024
TPG Operating Group II, LP, 6.950, due 3/15/2064	20,000	516,400
Webster Financial Corp., 5.250%, due 12/31/2099	16,673	337,628
WesBanco, Inc.,7.375%, Due 10/1/2030	20,000	507,600
		37,527,998

TOTAL TRADITIONAL PREFERRED (Cost $37,427,354)		37,527,998

REIT Senior Securities - 1.87%
Pebblebrook Hotel Trust, 6.300%, due 10/15/2024	25,000	505,000
UMH Properties, Inc., 6.375%, Series D	18,000	407,700
		912,700

TOTAL REIT SENIOR SECURITIES (Cost $989,511)		912,700

Common Stocks - 7.67%

Air Freight & Logistics - 1.37%
United Parcel Service, Inc.	8,000	668,240
		668,240

Chemicals - 1%
LyondellBasell Industries N.V.	10,000	490,400
		490,400

Consumer Staples - 1.75%
Target Corp.	9,500	852,150
		852,150

Media - 0.71%
Sirius XM Holdings, Inc.	15,000	349,125
		349,125

Pharmaceuticals - 1.3%
Pfizer, Inc.	25,000	637,000
		637,000

Oil, Gas & Consumable Fuels - 1.54%
Energy Transfer LP	20,000	343,200
Enterprise Products Partners LP	13,000	406,510
		749,710

TOTAL COMMON STOCKS (Cost $4,147,400)		3,746,625

Money Market Funds - 3.31%
Federated Hermes Government Obligations Fund - Institutional Class 3.98% (a)	1,615,764	1,615,764
		1,615,764

TOTAL MONEY MARKET FUNDS (Cost $1,615,764)		1,615,764

TOTAL INVESTMENTS (Cost $48,878,502) - 99.77%		48,716,977

Liabilities In Excess of Other Assets - (0.38)%		112,702

TOTAL NET ASSETS - 100.00%		48,829,679

(a) Variable rate security; the coupon rate shown represents the 7-day yield as of September 30, 2025.